RANDALL W. HEINRICH, P.C.
                           8 Greenway Plaza, Suite 818
                              Houston, Texas 77046

Telephone: 713/951-9100                                      Fax: 713/961-3082

                                  June 30, 2006

VIA EDGAR

Ms. Tangela S. Richter
Branch Chief
U.S. Securities and Exchange Commission 450 5th Street, N.W.
Washington, D.C. 20549-0405

Re: Registration Statement on Form SB-2 File No. 333-131411 Filed by Westside Energy Corporation (the "Registration Statement")

Dear Ms. Richter:

         In connection with the transmission of this letter, Westside Energy Corporation (the "Company") is filing pre-effective Amendment No. 2 to the Registration Statement (the "Amendment"). Among other things, the Amendment responds to the verbal comment given to the undersigned by Jason Wynn on March 21, 2006. In response to such comment, the Amendment removes from the Registration Statement all shares that were not issued in a private placement that was "completed" prior to the initial filing of the Registration Statement. In addition to the preceding, the Amendment also:

         1. Adds the Company's audited financial statements for its fiscal year ended December 31, 2005;

         2. Adds the audited financial statements for a company acquired by the Company (and related pro forma financial information) previously reported in a Current Report on Form 8-K;

         3. Adds the Company's unaudited financial statements for its quarter ended March 31, 2006; and

         4.       In general, updates the Company's business disclosure.

         We hope that we have adequately responded to your comments. If you have any comments, questions or request for further clarifications, please contact the undersigned. We are interested in completing the Registration Statement and having it declared effective as soon as possible. Thank you for your attention to this matter. We look forward to hearing from you.

                                           Very truly yours,



                                           Randall W. Heinrich